NON-CONTROLLING INTERESTS - Summarized Statements of Profit or Loss and Other Comprehensive Income (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Noncontrolling Interests
Revenue	Rp 130,788	$ 9,095	Rp 130,788	Rp 128,256	Rp 116,333
Operating expenses			(92,255)	(84,354)	(77,161)
Other income - net	1,745	121	1,745	1,039	751
Profit before income tax		2,510	36,077	42,628	38,166
Income tax expense – net	Rp (9,366)	(652)	(9,366)	(9,958)	(9,017)
Profit for the year from continuing operations		1,858	26,711	32,670	29,149
Other comprehensive income net		344	4,954	(2,332)	(2,099)
Net comprehensive income for the year		2,202	31,665	30,338	27,050
Profit for the year attributable to non-controlling interest		$ 629	9,034	10,411	9,738
Telkomsel
Noncontrolling Interests
Revenue			89,258	93,217	86,725
Operating expenses			(55,408)	(53,198)	(49,765)
Other income - net			124	380	483
Profit before income tax			33,974	40,399	37,443
Income tax expense – net			(8,546)	(10,018)	(9,263)
Profit for the year from continuing operations			25,428	30,381	28,180
Other comprehensive income net			356	(392)	(222)
Net comprehensive income for the year			25,784	29,989	27,958
Profit for the year attributable to non-controlling interest			8,899	10,632	9,863
Dividend paid to non-controlling interest			Rp 10,105	Rp 12,334	Rp 7,036